Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 2,097,508	$ 2,438,614
Cost, beginning	4,974,216	5,599,536
Accumulated amortization and impairment, beginning	(2,876,708)	(3,160,922)
Additions	360,173	323,482
Disposals and write-offs	(3,316)	(16,579)
Depreciation	(193,275)	(225,864)
Impairment (loss) reversal of long-lived assets	7,863	(42,404)
Foreign exchange effects	159,741	(355,428)
Remeasurement	3,093	(9,947)
Effect of new subsidiary acquisition	854
Transfers	1,031	(913)
Balance at the end of the year	2,433,672	2,097,508
Cost, ending	5,449,822	4,974,216
Accumulated amortization and impairment, ending	(3,016,150)	(2,876,708)
Divestments		(13,453)
Lands Dam And Buildings [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	898,162	914,366
Cost, beginning	1,673,095	1,710,083
Accumulated amortization and impairment, beginning	(774,933)	(795,717)
Disposals and write-offs	(46)	(23)
Depreciation	(72,746)	(104,929)
Impairment (loss) reversal of long-lived assets	2,761	12,147
Foreign exchange effects	75,273	(163,559)
Effect of new subsidiary acquisition	571
Transfers	156,214	243,150
Balance at the end of the year	1,060,189	898,162
Cost, ending	1,942,174	1,673,095
Accumulated amortization and impairment, ending	$ (881,985)	$ (774,933)
Average annual depreciation rates	4.00%	4.00%
Divestments		$ (2,990)
Machinery Equipment And Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 707,792	848,420
Cost, beginning	2,487,702	2,896,565
Accumulated amortization and impairment, beginning	(1,779,910)	(2,048,145)
Additions	2	667
Disposals and write-offs	(2,337)	(3,408)
Depreciation	(110,002)	(113,679)
Impairment (loss) reversal of long-lived assets	(1,415)	964
Foreign exchange effects	60,144	(133,501)
Effect of new subsidiary acquisition	55
Transfers	52,087	112,594
Balance at the end of the year	706,326	707,792
Cost, ending	2,586,948	2,487,702
Accumulated amortization and impairment, ending	$ (1,880,622)	$ (1,779,910)
Average annual depreciation rates	11.00%	9.00%
Divestments		$ (4,265)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 313,712	445,440
Cost, beginning	381,216	512,925
Accumulated amortization and impairment, beginning	(67,504)	(67,485)
Additions	351,857	276,839
Disposals and write-offs	(851)	(8,984)
Impairment (loss) reversal of long-lived assets	(3,963)	(7,149)
Foreign exchange effects	11,260	(34,196)
Transfers	(202,601)	(357,948)
Balance at the end of the year	469,414	313,712
Cost, ending	542,522	381,216
Accumulated amortization and impairment, ending	(73,108)	(67,504)
Divestments		(290)
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	94,345	80,361
Cost, beginning	188,759	219,449
Accumulated amortization and impairment, beginning	(94,414)	(139,088)
Additions	8,304	45,891
Depreciation	(8,785)	(5,221)
Impairment (loss) reversal of long-lived assets	9,331	1,495
Foreign exchange effects	10,522	(16,857)
Remeasurement	3,093	(9,947)
Balance at the end of the year	116,810	94,345
Cost, ending	213,674	188,759
Accumulated amortization and impairment, ending	(96,864)	(94,414)
Divestments		(1,377)
Mining assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	59,552	121,760
Cost, beginning	208,627	215,913
Accumulated amortization and impairment, beginning	(149,075)	(94,153)
Disposals and write-offs		(4,111)
Depreciation	(1,020)	(834)
Impairment (loss) reversal of long-lived assets	1,143	(50,197)
Foreign exchange effects	710	(2,946)
Transfers	(4,707)	30
Balance at the end of the year	55,678	59,552
Cost, ending	126,979	208,627
Accumulated amortization and impairment, ending	(71,301)	(149,075)
Divestments		(4,150)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	23,945	28,267
Cost, beginning	34,817	44,601
Accumulated amortization and impairment, beginning	(10,872)	(16,334)
Additions	10	85
Disposals and write-offs	(82)	(53)
Depreciation	(722)	(1,201)
Impairment (loss) reversal of long-lived assets	6	336
Foreign exchange effects	1,832	(4,369)
Effect of new subsidiary acquisition	228
Transfers	38	1,261
Balance at the end of the year	25,255	23,945
Cost, ending	37,525	34,817
Accumulated amortization and impairment, ending	$ (12,270)	(10,872)
Average annual depreciation rates	8.00%
Divestments		$ (381)